INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	December 31,
	2011	2012
Raw materials	$2,405,734	$976,374
Work-in-process	4,598,613	5,759,153
Finished goods	17,171,762	8,399,995

Total	$24,176,109	$15,135,522

Inventory write-down was $nil, $14,252,701 and $14,821,620 for the years ended December 31, 2010, 2011 and 2012, respectively.